Note 9 - Intangible Assets (Details) - Intangible Assets Components (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 797,189	$ 797,189
Accumulated Amortization	(538,523)	(233,596)
Net	258,666	563,593
Weighted Average Amortization Period(years)	3 years 73 days	3 years 73 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	110,000	110,000
Accumulated Amortization	(36,667)	(14,667)
Net	73,333	95,333
Weighted Average Amortization Period(years)	5 years	5 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	278,000	278,000
Accumulated Amortization	(92,667)	(37,067)
Net	185,333	240,933
Weighted Average Amortization Period(years)	5 years	5 years
Contractual Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	409,189	409,189
Accumulated Amortization	(409,189)	(181,862)
Net		$ 227,327
Weighted Average Amortization Period(years)	1 year 6 months	1 year 6 months